Note 4 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
4.	COMMITMENTS AND CONTINGENCIES

The Company is obligated under noncancelable operating leases for its Longview, Texas and Humble, Texas office buildings, which expire April 30, 2018 and December 31, 2016, respectively. The following is a schedule of future minimum annual rental payments for the next five years required under these operating leases as of March 31, 2016:

2017	$61,106
2018	32,736
2019	2,728
2020	—
2021	—
Total	$96,570

Rental expenses for leased properties were approximately $70,500 during both fiscal 2016 and 2015.